UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President Four Embarcadero Center, Suite 550 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		415-788-6036

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asian Growth and Income Fund	March 31, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 77.0%
CHINA/ HONG KONG: 19.0%
CLP Holdings, Ltd.	12,521,700	$101,228,083
China Pacific Insurance Group Co., Ltd. H Shares	20,355,800	85,475,071
Hang Lung Properties, Ltd.	19,139,920	83,947,162
Hang Seng Bank, Ltd.	4,980,500	80,474,340
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	23,340,000	66,591,252
Television Broadcasts, Ltd.	8,897,000	52,146,965
China Communications Services Corp., Ltd. H Shares	81,748,000	49,718,912
Vitasoy International Holdings, Ltd.†	51,771,000	42,247,686
Citic Telecom International Holdings, Ltd.†	132,231,000	42,103,127
China Mobile, Ltd. ADR	905,500	41,870,320
VTech Holdings, Ltd.	3,505,300	39,749,089
Inspur International, Ltd.†	299,510,000	18,654,288
I-CABLE Communications, Ltd.(b)†	125,772,000	12,909,539
SinoCom Software Group, Ltd.†	87,928,000	9,495,677
Total China/ Hong Kong		726,611,511

SINGAPORE: 12.0%
Singapore Technologies Engineering, Ltd.	54,104,125	139,928,161
Keppel Corp., Ltd.	11,469,000	111,914,875
Ascendas REIT(a)	46,625,000	71,759,223
ARA Asset Management, Ltd.	25,801,000	36,025,196
Singapore Post, Ltd.	38,209,000	35,162,586
Hong Leong Finance, Ltd.	14,950,000	34,395,081
Cerebos Pacific, Ltd.(b)	7,740,000	31,868,782
Total Singapore		461,053,904

JAPAN: 9.4%
Hisamitsu Pharmaceutical Co., Inc.	2,483,600	100,174,056
Rohm Co., Ltd.	1,229,100	76,984,984
Japan Real Estate Investment Corp., REIT	8,039	76,060,267
Hamamatsu Photonics, K.K.	1,664,700	65,943,574
Trend Micro, Inc.	1,591,100	42,369,398
Total Japan		361,532,279

MALAYSIA: 6.4%
AMMB Holdings BHD	40,175,100	86,087,131
PLUS Expressways BHD	44,171,359	65,336,422
Axiata Group BHD(b)	30,634,423	48,448,662
Telekom Malaysia BHD	20,245,551	27,005,209
YTL Power International BHD	25,295,218	19,208,915
Total Malaysia		246,086,339

TAIWAN: 6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	25,673,187	61,636,951
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,420,624	53,843,200
Chunghwa Telecom Co., Ltd. ADR	1,277,525	39,807,679
Cathay Financial Holding Co., Ltd.	22,598,902	37,310,686
Taiwan Hon Chuan Enterprise Co., Ltd.	9,282,000	23,294,564
CyberLink Corp.†	5,990,128	18,394,184
Total Taiwan		234,287,264

THAILAND: 6.0%
PTT Public Co., Ltd.	9,111,400	106,643,597
Land & Houses Public Co., Ltd. NVDR	200,090,300	45,978,760
BEC World Public Co., Ltd.	30,807,800	34,378,021
Glow Energy Public Co., Ltd.	21,887,400	30,394,141
Thai Reinsurance Public Co., Ltd. NVDR	46,777,735	9,666,419
Thai Reinsurance Public Co., Ltd.	9,066,665	1,873,588
Total Thailand		228,934,526

SOUTH KOREA: 5.2%
S1 Corp.	938,615	48,173,595
KT Corp. ADR	2,089,505	40,808,033
GS Home Shopping, Inc.	298,935	37,171,005
SK Telecom Co., Ltd.	217,662	32,442,442
SK Telecom Co., Ltd. ADR	1,534,333	28,860,804
Daehan City Gas Co., Ltd.	368,640	9,594,487
Total South Korea		197,050,366

AUSTRALIA: 3.9%
Telstra Corp., Ltd.	34,977,088	102,023,612
David Jones, Ltd.	9,295,460	45,670,150
Total Australia		147,693,762

UNITED KINGDOM: 2.7%
HSBC Holdings PLC ADR	1,980,333	102,581,249
Total United Kingdom		102,581,249

INDONESIA: 2.0%
PT Telekomunikasi Indonesia ADR	1,153,600	38,737,888
PT Perusahaan Gas Negara	86,186,000	38,601,826
Total Indonesia		77,339,714

VIETNAM: 1.7%
Baoviet Holdings	10,333,281	36,183,404
Vietnam Dairy Products JSC	2,853,120	12,337,375
Kinh Do Corp.	5,165,000	10,414,598
FPT Corp.	3,181,770	7,627,002
Total Vietnam		66,562,379

INDIA: 1.4%
Oriental Bank of Commerce	6,242,852	54,463,092
Total India		54,463,092

PHILIPPINES: 1.2%
Globe Telecom, Inc.	2,165,510	44,457,820
Total Philippines		44,457,820
TOTAL COMMON EQUITIES (Cost $2,464,672,195)		2,948,654,205

PREFERRED EQUITIES: 2.7%
SOUTH KOREA: 2.7%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.(b)	515,311	41,292,526
Hyundai Motor Co., Ltd., Pfd.	541,280	32,567,100
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760	19,846,039
LG Household & Health Care, Ltd., Pfd.	121,855	9,108,993
Total South Korea		102,814,658
TOTAL PREFERRED EQUITIES (Cost $48,826,622)		102,814,658

	Shares	Value
WARRANTS: 0.3%
INDIA: 0.3%
Housing Development Finance Corp., expires 08/23/12	3,875,750	$13,075,605
Total India		13,075,605
TOTAL WARRANTS (Cost $6,834,750)		13,075,605

INTERNATIONAL BONDS: 18.4%

		Face Amount
CHINA/ HONG KONG: 7.4%
China Petroleum & Chemical Corp. (Sinopec), Cnv. 0.000%, 04/24/14	HKD	676,210,000	100,450,682
Hongkong Land CB 2005, Ltd., Cnv. 2.750%, 12/21/12		32,900,000	59,623,025
Power Regal Group, Ltd., Cnv. 2.250%, 06/02/14	HKD	234,020,000	37,719,443
Yue Yuen Industrial Holdings, Ltd., Cnv. 0.000%, 11/17/11	HKD	221,300,000	32,610,850
China High Speed Transmission Equipment Group Co., Ltd., Cnv. 0.000%, 05/14/11	CNY	183,900,000	30,462,782
PB Issuer No. 2, Ltd.,Cnv. 1.750%, 04/12/16		21,820,000	21,432,695
Total China/ Hong Kong			282,299,477

INDIA: 5.2%
Tata Power Co., Ltd., Cnv. 1.750%, 11/21/14		48,600,000	54,796,500
Housing Development Finance Corp. 0.000%, 08/24/12	INR	1,800,000,000	44,403,633
Larsen & Toubro, Ltd., Cnv. 3.500%, 10/22/14		35,700,000	42,393,750
Sintex Industries, Ltd., Cnv. 0.000%, 03/13/13		26,900,000	30,733,250
Financial Technologies India, Ltd., Cnv. 0.000%, 12/21/11		20,114,000	28,260,170
Total India			200,587,303

SINGAPORE: 3.5%
CapitaLand, Ltd., Cnv. 3.125%, 03/05/18	SGD	67,000,000	55,292,939
Wilmar International, Ltd., Cnv. 0.000%, 12/18/12		36,500,000	47,039,375
Olam International, Ltd., Cnv. 6.000%, 10/15/16		24,300,000	31,468,500
Total Singapore			133,800,814

VIETNAM: 0.9%
Socialist Republic of Vietnam 6.875%, 01/15/16		31,211,000	33,551,825
Total Vietnam			33,551,825

SOUTH KOREA: 0.8%
LG Uplus Corp., Cnv. 5.000%, 09/29/12		30,400,000	31,199,520
Total South Korea			31,199,520

MALAYSIA: 0.6%
Paka Capital, Ltd., Cnv. 0.000%, 03/12/13		22,300,000	22,634,500
Total Malaysia			22,634,500
TOTAL INTERNATIONAL BONDS (Cost $652,313,336)			704,073,439

TOTAL INVESTMENTS: 98.4% (Cost $3,172,646,903)(c)			3,768,617,907

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%			59,754,889

NET ASSETS: 100.0%			$3,828,372,796

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $3,177,046,131 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$661,041,153
	Gross unrealized depreciation	(69,469,377)
	Net unrealized appreciation	$591,571,776

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
CNY	Chinese Renminbi (Yuan)
Cnv.	Convertible
HKD	Hong Kong Dollar
INR	Indian Rupee
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	March 31, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.7%
CHINA/ HONG KONG: 24.4%
China Mobile, Ltd. ADR	1,453,300	$67,200,592
Cheung Kong Infrastructure Holdings, Ltd.	12,768,000	60,326,369
Esprit Holdings, Ltd.	11,216,700	51,428,597
Shenzhou International Group Holdings, Ltd.	38,832,000	45,761,020
Television Broadcasts, Ltd.	7,454,000	43,689,274
China Fishery Group, Ltd.	20,060,000	33,579,215
The Link REIT	10,420,000	32,625,449
Kingboard Laminates Holdings, Ltd.	38,463,000	32,085,274
Guangdong Investment, Ltd.	57,298,000	28,964,905
Jiangsu Expressway Co., Ltd. H Shares	25,174,000	28,219,625
Sichuan Expressway Co., Ltd. H Shares	42,656,000	27,689,009
GZI Transport, Ltd.	39,848,000	22,534,520
Cafe’ de Coral Holdings, Ltd.	8,532,000	19,943,335
China Communications Services Corp., Ltd. H Shares	29,880,000	18,172,935
Yip’s Chemical Holdings, Ltd.	14,912,000	16,430,819
Minth Group, Ltd.	4,933,000	8,261,926
VTech Holdings, Ltd.	557,000	6,316,219
Total China/ Hong Kong		543,229,083

JAPAN: 20.4%
ITOCHU Corp.	6,563,000	68,722,926
ORIX Corp.	521,640	48,852,796
Point, Inc.	988,080	41,338,283
Hisamitsu Pharmaceutical Co., Inc.	994,200	40,100,277
Pigeon Corp.†	1,268,300	39,704,895
Lawson, Inc.	678,100	32,690,322
Monex Group, Inc.	134,059	31,266,465
EPS Co., Ltd.†	12,876	30,138,942
Shinko Plantech Co., Ltd.†	2,555,600	29,586,954
Miraca Holdings, Inc.	575,700	22,043,815
Hokuto Corp.	972,500	21,909,894
Nintendo Co., Ltd.	60,400	16,316,278
Ship Healthcare Holdings, Inc.	1,285,300	16,178,277
Hamamatsu Photonics, K.K.	396,300	15,698,587
Total Japan		454,548,711

TAIWAN: 10.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,005,040	48,781,387
Chunghwa Telecom Co., Ltd. ADR	1,285,701	40,062,443
TXC Corp.†	18,722,000	34,761,743
HTC Corp.	764,400	29,893,391
Taiwan Hon Chuan Enterprise Co., Ltd.	11,392,000	28,589,924
St. Shine Optical Co., Ltd.	1,611,000	19,831,738
CyberLink Corp.	4,313,513	13,245,719
Taiwan Semiconductor Manufacturing Co., Ltd.	5,346,469	12,835,962
Johnson Health Tech Co., Ltd.	2,577,000	4,294,051
Chunghwa Telecom Co., Ltd.	1,122,964	3,497,985
Total Taiwan		235,794,343

AUSTRALIA: 10.3%
Metcash, Ltd.	18,563,162	79,875,433
QBE Insurance Group, Ltd.	3,155,000	57,663,879
David Jones, Ltd.	7,100,000	34,883,487
Billabong International, Ltd.	4,127,540	32,233,405
Coca-Cola Amatil, Ltd.	2,134,730	25,922,626
Total Australia		230,578,830

SOUTH KOREA: 8.4%
KT&G Corp.	982,000	51,116,459
Woongjin Thinkbig Co., Ltd.†	2,029,870	31,087,849
SK Telecom Co., Ltd. ADR	1,513,250	28,464,233
SK Telecom Co., Ltd.	189,414	28,232,088
MegaStudy Co., Ltd.	168,047	25,874,596
Grand Korea Leisure Co., Ltd.	1,533,580	23,137,562
Total South Korea		187,912,787

THAILAND: 8.2%
PTT Exploration & Production Public Co., Ltd.	10,385,000	61,805,257
Thai Beverage Public Co., Ltd.	196,295,000	45,161,087
Tisco Financial Group Public Co., Ltd.	24,300,000	31,334,105
LPN Development Public Co., Ltd.	33,126,300	11,609,813
Glow Energy Public Co., Ltd.	7,783,800	10,809,046
Major Cineplex Group Public Co., Ltd.	22,100,900	9,864,842
Land & Houses Public Co., Ltd. NVDR	38,358,200	8,814,333
Land & Houses Public Co., Ltd.	10,267,400	2,359,346
Total Thailand		181,757,829

SINGAPORE: 5.0%
CapitaRetail China Trust, REIT†	33,168,000	32,891,710
ARA Asset Management, Ltd.	23,096,000	32,248,282
Ascendas India Trust	33,122,000	25,094,415
Super Group, Ltd.	15,201,000	15,556,755
Parkway Life REIT	4,695,868	6,370,436
Total Singapore		112,161,598

INDONESIA: 4.3%
PT Perusahaan Gas Negara	124,802,000	55,897,537
PT Telekomunikasi Indonesia ADR	717,634	24,098,150
PT Telekomunikasi Indonesia	11,036,500	9,315,909
PT Ramayana Lestari Sentosa	87,700,000	7,654,551
Total Indonesia		96,966,147

UNITED KINGDOM: 3.1%
HSBC Holdings PLC ADR	1,267,791	65,671,574
HSBC Holdings PLC	256,133	2,659,337
Total United Kingdom		68,330,911

PHILIPPINES: 1.6%
Globe Telecom, Inc.	1,703,820	34,979,346
Total Philippines		34,979,346

MALAYSIA: 0.4%
Top Glove Corp. BHD	4,891,400	8,688,644
Total Malaysia		8,688,644
TOTAL COMMON EQUITIES (Cost $1,992,512,974)		2,154,948,229

		Face Amount	Value
INTERNATIONAL BONDS: 0.2%
JAPAN: 0.2%
ORIX Corp., Cnv. 1.000%, 03/31/14	JPY	310,000,000	$4,770,377
Total Japan			4,770,377
TOTAL INTERNATIONAL BONDS (Cost $3,377,966)			4,770,377

TOTAL INVESTMENTS: 96.9% (Cost $1,995,890,940)(b)			2,159,718,606

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.1%			68,934,852

NET ASSETS: 100.0%			$2,228,653,458

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $1,997,098,028 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$241,719,864
	Gross unrealized depreciation	(79,099,286)
	Net unrealized appreciation	$162,620,578

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
JPY	Japanese Yen
NVDR	Non-voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	March 31, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.5%
FINANCIALS: 19.7%
Commercial Banks: 7.8%
HSBC Holdings PLC ADR	32,500	$1,683,500
Hang Seng Bank, Ltd.	98,600	1,593,167
		3,276,667
Real Estate Investment Trusts: 7.5%
The Link REIT	547,500	1,714,245
CapitaRetail China Trust, REIT	1,480,000	1,467,672
		3,181,917
Real Estate Management & Development: 2.4%
Swire Pacific, Ltd. A Shares	43,000	629,788
Hang Lung Properties, Ltd.	86,000	377,194
		1,006,982
Capital Markets: 2.0%
Yuanta Financial Holding Co., Ltd.	1,198,000	861,636
Total Financials		8,327,202

CONSUMER DISCRETIONARY: 16.9%
Textiles, Apparel & Luxury Goods: 5.5%
Shenzhou International Group Holdings, Ltd.	1,385,000	1,632,134
Ports Design, Ltd.	298,500	688,038
		2,320,172
Media: 3.1%
Television Broadcasts, Ltd.	224,000	1,312,905
Auto Components: 2.5%
Xinyi Glass Holdings Co., Ltd.	1,012,000	1,051,367
Hotels, Restaurants & Leisure: 2.3%
Cafe’ de Coral Holdings, Ltd.	418,000	977,064
Specialty Retail: 2.2%
Esprit Holdings, Ltd.	200,000	917,000
Leisure Equipment & Products: 1.3%
Johnson Health Tech Co., Ltd.	344,000	573,207
Total Consumer Discretionary		7,151,715

INFORMATION TECHNOLOGY: 13.2%
Electronic Equipment, Instruments & Components: 7.6%
TXC Corp.	760,000	1,411,117
Kingboard Laminates Holdings, Ltd.	1,654,500	1,380,160
Digital China Holdings, Ltd.	222,000	418,692
		3,209,969
Semiconductors & Semiconductor Equipment: 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	503,000	1,207,617
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,800	399,504
		1,607,121
Software: 1.8%
CyberLink Corp.	253,608	778,767
Total Information Technology		5,595,857

UTILITIES: 10.9%
Electric Utilities: 5.7%
Cheung Kong Infrastructure Holdings, Ltd.	423,000	1,998,594
CLP Holdings, Ltd.	51,500	416,337
		2,414,931
Water Utilities: 3.8%
Guangdong Investment, Ltd.	3,126,000	1,580,235
Gas Utilities: 1.4%
Hong Kong & China Gas Co., Ltd.	252,200	605,098
Total Utilities		4,600,264

TELECOMMUNICATION SERVICES: 10.2%
Wireless Telecommunication Services: 5.2%
China Mobile, Ltd. ADR	47,230	2,183,915
Diversified Telecommunication Services: 5.0%
Chunghwa Telecom Co., Ltd. ADR	56,004	1,745,085
China Communications Services Corp., Ltd. H Shares	630,000	383,164
		2,128,249
Total Telecommunication Services		4,312,164

INDUSTRIALS: 9.4%
Transportation Infrastructure: 9.4%
Jiangsu Expressway Co., Ltd. H Shares	1,316,000	1,475,214
Sichuan Expressway Co., Ltd. H Shares	1,756,000	1,139,861
China Merchants Holdings International Co., Ltd.	232,000	978,500
GZI Transport, Ltd.	632,000	357,404
Total Industrials		3,950,979

ENERGY: 5.5%
Oil, Gas & Consumable Fuels: 5.5%
CNOOC, Ltd. ADR	4,550	1,151,332
China Shenhua Energy Co., Ltd. H Shares	133,000	625,999
China Petroleum & Chemical Corp. ADR	5,440	547,155
Total Energy		2,324,486

MATERIALS: 5.4%
Containers & Packaging: 2.9%
Taiwan Hon Chuan Enterprise Co., Ltd.	500,000	1,254,825

Chemicals: 2.5%
Yip’s Chemical Holdings, Ltd.	950,000	1,046,760
Total Materials		2,301,585

CONSUMER STAPLES: 4.8%
Food Products: 4.8%
China Fishery Group, Ltd.	782,000	1,309,020
Vitasoy International Holdings, Ltd.	862,000	703,434
Total Consumer Staples		2,012,454

HEALTH CARE: 2.5%
Health Care Equipment & Supplies: 2.5%
St. Shine Optical Co., Ltd.	84,000	1,034,057
Total Health Care		1,034,057

Value
TOTAL INVESTMENTS: 98.5% (Cost $38,197,718)(b)	$41,610,763

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%	642,971

NET ASSETS: 100.0%	$42,253,734

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Cost for federal income tax purposes is $38,197,718 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$4,383,399
	Gross unrealized depreciation	(970,354)
	Net unrealized appreciation	$3,413,045

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Pacific Fund	March 31, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 93.1%
JAPAN: 36.8%
Softbank Corp.	326,400	$13,027,747
ORIX Corp.	128,390	12,024,021
Nidec Corp.	85,800	7,426,785
NTT DoCoMo, Inc.	3,899	6,853,015
Komatsu, Ltd.	188,900	6,415,515
Pigeon Corp.	199,700	6,251,729
Asahi Breweries, Ltd.	362,500	6,027,140
Gree, Inc.	328,100	5,502,519
Nintendo Co., Ltd.	19,100	5,159,618
FANUC CORP.	33,800	5,115,917
The Japan Steel Works, Ltd.	633,000	4,954,112
Fast Retailing Co., Ltd.	35,900	4,492,895
Sysmex Corp.	124,600	4,406,987
FamilyMart Co., Ltd.	112,500	4,226,527
Kenedix, Inc.(a)	20,444	4,148,770
Benesse Holdings, Inc.	100,900	4,130,374
Keyence Corp.	14,930	3,821,348
Rinnai Corp.	55,900	3,709,642
Mori Trust Sogo REIT, Inc.	347	3,387,401
Mitsui & Co., Ltd.	183,300	3,285,649
Elpida Memory, Inc.(a)	221,400	2,850,678
Monex Group, Inc.	9,218	2,149,906
Otsuka Holdings Co., Ltd.	82,600	2,040,671
Mitsubishi UFJ Financial Group, Inc. ADR	339,700	1,562,620
Total Japan		122,971,586

CHINA/ HONG KONG: 25.1%
Ctrip.com International, Ltd. ADR(b)	156,900	6,509,781
Shangri-La Asia, Ltd.	2,270,666	5,864,798
Kingdee International Software Group Co., Ltd.	8,938,000	5,610,987
Sinopharm Group Co., Ltd. H Shares	1,450,400	5,143,476
China Vanke Co., Ltd. B Shares	3,789,587	4,969,279
China Lodging Group, Ltd.(b)	277,000	4,847,500
Hang Lung Group, Ltd.	782,000	4,846,506
Tingyi (Cayman Islands) Holding Corp.	1,888,000	4,614,962
China Kanghui Holdings, Inc. ADR(b)	260,700	4,564,857
Baoye Group Co., Ltd. H Shares	5,952,000	4,162,586
Hong Kong Exchanges and Clearing, Ltd.	189,000	4,100,989
Dairy Farm International Holdings, Ltd.	477,354	3,971,585
Sany Heavy Equipment International Holdings Co., Ltd.	2,300,000	3,781,851
PCD Stores Group, Ltd.	13,686,000	3,742,418
Sands China, Ltd.(b)	1,532,400	3,414,582
Dongfeng Motor Group Co., Ltd. H Shares	1,970,000	3,351,246
China Merchants Bank Co., Ltd. H Shares	1,160,950	3,209,304
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	1,008,000	2,875,920
Shenzhou International Group Holdings, Ltd.	2,339,000	2,756,361
China Life Insurance Co., Ltd. H Shares	411,000	1,535,922
Total China/Hong Kong		83,874,910

TAIWAN: 5.9%
HTC Corp.	191,400	7,485,080
St. Shine Optical Co., Ltd.	533,000	6,561,338
Polaris Securities Co., Ltd.	4,888,000	3,307,813
Richtek Technology Corp.	360,517	2,494,864
Total Taiwan		19,849,095

INDONESIA: 5.9%
PT Indofood CBP Sukses Makmur(b)	12,429,000	7,565,168
PT Bank Rakyat Indonesia Persero	10,420,500	6,881,180
PT Astra International	782,500	5,122,308
Total Indonesia		19,568,656

AUSTRALIA: 4.3%
Oil Search, Ltd.	899,999	6,628,114
CSL, Ltd.	137,045	5,064,822
BHP Billiton, Ltd.	53,234	2,563,717
Total Australia		14,256,653

SINGAPORE: 4.0%
CapitaCommercial Trust, REIT	5,038,000	5,555,589
Goodpack, Ltd.	2,564,000	3,946,180
Keppel Land, Ltd.	1,074,000	3,825,672
Total Singapore		13,327,441

INDIA: 3.3%
HDFC Bank, Ltd.	91,332	4,804,377
Sun Pharmaceutical Industries, Ltd.	313,520	3,110,945
Jain Irrigation Systems, Ltd.	699,751	2,807,163
Hindustan Media Ventures, Ltd.(b)	51,471	153,507
Total India		10,875,992

THAILAND: 2.4%
Siam Commercial Bank Public Co., Ltd.	1,264,400	4,514,968
Major Cineplex Group Public Co., Ltd.	7,670,800	3,423,898
Total Thailand		7,938,866

SOUTH KOREA: 2.2%
Kiwoom Securities Co., Ltd.(b)	67,641	3,662,770
LG Electronics, Inc.	38,100	3,646,930
Total South Korea		7,309,700

MALAYSIA: 2.1%
Parkson Holdings BHD	2,515,469	4,734,023
Supermax Corp. BHD	1,716,300	2,442,345
Total Malaysia		7,176,368

VIETNAM: 1.1%
Saigon Securities, Inc.	1,718,300	1,817,174
FPT Corp.	678,640	1,626,764
Vietnam Dairy Products JSC	49,350	213,398
Total Vietnam		3,657,336
TOTAL COMMON EQUITIES (Cost $227,700,853)		310,806,603

PREFERRED EQUITIES: 2.0%
SOUTH KOREA: 2.0%
Hyundai Motor Co., Ltd., Pfd.	111,193	6,690,130
Total South Korea		6,690,130
TOTAL PREFERRED EQUITIES (Cost $1,713,094)		6,690,130

Value
TOTAL INVESTMENTS: 95.1% (Cost $229,413,947)(c)	$317,496,733

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.9%	16,361,301

NET ASSETS: 100.0%	$333,858,034

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $229,414,772 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$100,379,143
	Gross unrealized depreciation	(12,297,182)
	Net unrealized appreciation	$88,081,961

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	March 31, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.4%
CHINA/ HONG KONG: 30.6%
Ping An Insurance Group Co. of China, Ltd. H Shares	12,304,500	$124,577,795
Hang Lung Group, Ltd.	18,314,000	113,502,454
Dairy Farm International Holdings, Ltd.	11,776,446	97,980,031
Ctrip.com International, Ltd. ADR(b)	2,190,350	90,877,621
Baidu, Inc. ADR(b)	602,700	83,058,087
Shangri-La Asia, Ltd.	31,457,333	81,249,682
Swire Pacific, Ltd. A Shares	5,433,500	79,580,357
Hong Kong Exchanges and Clearing, Ltd.	3,664,500	79,513,628
China Resources Enterprise, Ltd.	18,852,000	76,592,272
Sinopharm Group Co., Ltd. H Shares	21,478,800	76,169,115
China Mobile, Ltd. ADR	1,643,150	75,979,256
Tingyi (Cayman Islands) Holding Corp.	30,096,000	73,565,615
Lenovo Group, Ltd.	118,068,000	67,176,230
Digital China Holdings, Ltd.	34,367,000	64,816,086
China Vanke Co., Ltd. B Shares	48,875,258	64,090,047
China Merchants Bank Co., Ltd. H Shares	22,182,350	61,320,390
Hengan International Group Co., Ltd.	7,996,000	59,294,247
China Resources Land, Ltd.	29,044,000	54,321,654
Dongfeng Motor Group Co., Ltd. H Shares	30,440,000	51,782,699
New Oriental Education & Technology Group, Inc. ADR(b)	514,400	51,476,008
Tencent Holdings, Ltd.	2,011,900	48,995,838
Shenzhen Chiwan Wharf Holdings, Ltd. B Shares	6,379,850	11,170,920
Total China/ Hong Kong		1,587,090,032

SOUTH KOREA: 18.4%
Hyundai Mobis	535,000	159,726,970
Dongbu Insurance Co., Ltd.(b)	2,876,690	131,384,447
Samsung Electronics Co., Ltd.	119,904	101,873,858
POSCO	195,584	90,040,494
Green Cross Corp.†	645,597	79,746,929
Yuhan Corp.†	584,138	78,811,636
Cheil Worldwide, Inc.†	5,916,350	78,205,091
LS Corp.	659,781	66,161,548
Amorepacific Corp.	67,652	64,448,105
MegaStudy Co., Ltd.†	396,412	61,036,498
NHN Corp.(b)	239,802	41,863,424
Total South Korea		953,299,000

INDIA: 15.1%
HDFC Bank, Ltd.	1,727,184	90,855,804
Housing Development Finance Corp.	5,185,685	81,538,341
ITC, Ltd.	19,060,000	77,829,936
Sun Pharmaceutical Industries, Ltd.	7,476,815	74,189,722
Tata Power Co., Ltd.	2,335,014	69,909,047
Kotak Mahindra Bank, Ltd.	6,345,882	65,152,194
Titan Industries, Ltd.	722,044	61,711,730
Infosys Technologies, Ltd.	848,401	61,664,361
Container Corp. of India, Ltd.	1,905,715	51,282,729
Dabur India, Ltd.	20,061,776	43,232,126
Larsen & Toubro, Ltd.	1,094,599	40,546,431
Sun TV Network, Ltd.	3,902,590	39,314,689
Infosys Technologies, Ltd. ADR	219,611	15,746,109
HDFC Bank, Ltd. ADR	63,900	10,859,166
Total India		783,832,385

TAIWAN: 8.8%
Yuanta Financial Holding Co., Ltd.	136,400,000	98,102,800
Synnex Technology International Corp.	41,302,354	96,350,857
President Chain Store Corp.	19,439,608	86,268,983
Hon Hai Precision Industry Co., Ltd.	19,157,031	67,099,933
Delta Electronics, Inc.	15,600,000	61,802,663
Taiwan Semiconductor Manufacturing Co., Ltd.	20,423,513	49,033,378
Total Taiwan		458,658,614

INDONESIA: 8.6%
PT Perusahaan Gas Negara	242,896,500	108,790,853
PT Bank Central Asia	126,334,000	100,835,062
PT Astra International	14,665,230	95,999,783
PT Telekomunikasi Indonesia	80,460,500	67,916,701
PT Indofood CBP Sukses Makmur(b)	94,148,000	57,305,128
PT Telekomunikasi Indonesia ADR	375,700	12,616,006
Total Indonesia		443,463,533

THAILAND: 7.3%
Bank of Ayudhya Public Co., Ltd.	150,668,600	123,543,769
PTT Exploration & Production Public Co., Ltd.	16,225,000	96,561,415
Central Pattana Public Co., Ltd.	77,098,400	72,650,170
Land & Houses Public Co., Ltd.	239,719,500	55,085,155
Land & Houses Public Co., Ltd. NVDR	95,450,000	21,933,460
Bank of Ayudhya Public Co., Ltd. NVDR	10,500,000	8,609,688
Total Thailand		378,383,657

MALAYSIA: 5.2%
Genting BHD	34,617,700	126,183,874
Public Bank BHD	22,511,386	97,515,273
Top Glove Corp. BHD	25,175,960	44,720,319
Total Malaysia		268,419,466

SINGAPORE: 2.1%
Keppel Land, Ltd.	17,737,000	63,180,587
Hyflux, Ltd.	26,985,280	46,242,130
Total Singapore		109,422,717

PHILIPPINES: 1.8%
SM Prime Holdings, Inc.	358,559,417	92,531,462
Total Philippines		92,531,462

VIETNAM: 0.5%
Vietnam Dairy Products JSC	6,529,730	28,235,661
Total Vietnam		28,235,661

Value
TOTAL INVESTMENTS: 98.4% (Cost $3,584,396,462)(c)	$5,103,336,527

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%	82,147,469

NET ASSETS: 100.0%	$5,185,483,996

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $3,585,658,866 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$1,556,373,680
	Gross unrealized depreciation	(38,696,019)
	Net unrealized appreciation	$1,517,677,661

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Fund	March 31, 2011
Schedule of Investments (a) (unaudited)

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: 99.2%
CONSUMER DISCRETIONARY: 22.7%
Hotels, Restaurants & Leisure: 8.0%
Sands China, Ltd.(b)	25,269,200	$56,306,296
Ctrip.com International, Ltd. ADR(b)	1,335,700	55,418,193
Shangri-La Asia, Ltd.	16,741,400	43,240,583
Cafe’ de Coral Holdings, Ltd.	17,914,100	41,873,758
Home Inns & Hotels Management, Inc. ADR(b)	768,400	30,405,588
		227,244,418
Multiline Retail: 3.3%
Golden Eagle Retail Group, Ltd.	26,496,000	57,124,103
Parkson Retail Group, Ltd.	26,044,500	35,779,254
		92,903,357
Textiles, Apparel & Luxury Goods: 2.4%
Ports Design, Ltd.	14,983,500	34,536,721
Li Ning Co., Ltd.	12,019,000	20,216,052
Glorious Sun Enterprises, Ltd.	33,994,000	13,596,993
		68,349,766
Specialty Retail: 2.3%
Belle International Holdings, Ltd.	36,326,000	66,627,424
Distributors: 2.2%
Li & Fung, Ltd.	12,329,200	63,051,455
Automobiles: 2.0%
Dongfeng Motor Group Co., Ltd. H Shares	34,316,000	58,376,318
Diversified Consumer Services: 1.8%
New Oriental Education & Technology Group, Inc. ADR(b)	505,200	50,555,364
Media: 0.7%
Television Broadcasts, Ltd.	3,270,000	19,166,076
Total Consumer Discretionary		646,274,178

FINANCIALS: 18.2%
Real Estate Management & Development: 6.4%
Hang Lung Group, Ltd.	9,166,000	56,807,005
Swire Pacific, Ltd. A Shares	3,234,500	47,373,270
China Vanke Co., Ltd. B Shares	34,264,750	44,931,311
China Resources Land, Ltd.	17,222,000	32,210,698
		181,322,284
Commercial Banks: 5.6%
BOC Hong Kong Holdings, Ltd.	19,354,500	63,100,403
China Merchants Bank Co., Ltd. H Shares	20,739,614	57,332,123
China Construction Bank Corp. H Shares	43,482,660	40,707,832
		161,140,358
Insurance: 4.3%
Ping An Insurance Group Co. of China, Ltd. H Shares	6,457,000	65,374,361
China Life Insurance Co., Ltd. H Shares	12,671,000	47,351,999
China Life Insurance Co., Ltd. ADR	181,300	10,161,865
		122,888,225
Diversified Financial Services: 1.9%
Hong Kong Exchanges and Clearing, Ltd.	2,460,800	53,395,316
Total Financials		518,746,183

INFORMATION TECHNOLOGY: 14.3%
Internet Software & Services: 5.0%
Sina Corp.(b)	529,500	56,677,680
Tencent Holdings, Ltd.	2,036,100	49,585,181
NetEase.com, Inc. ADR(b)	739,100	36,592,841
		142,855,702
Computers & Peripherals: 2.7%
Lenovo Group, Ltd.	87,030,000	49,516,781
TPV Technology, Ltd.	45,168,000	27,147,701
		76,664,482
Communications Equipment: 2.5%
ZTE Corp. H Shares	15,079,254	69,981,689
Software: 2.2%
Kingdee International Software Group Co., Ltd.	100,534,000	63,111,992
Electronic Equipment, Instruments & Components: 1.9%
Digital China Holdings, Ltd.	28,075,000	52,949,388
Total Information Technology		405,563,253

INDUSTRIALS: 12.7%
Machinery: 4.4%
CSR Corp., Ltd. H Shares	51,450,000	52,760,229
China National Materials Co., Ltd. H Shares	53,092,000	47,743,137
Sany Heavy Equipment International Holdings Co., Ltd.	14,495,000	23,833,881
		124,337,247
Transportation Infrastructure: 3.6%
China Merchants Holdings International Co., Ltd.	17,418,581	73,465,894
GZI Transport, Ltd.	49,687,000	28,098,592
		101,564,486
Airlines: 1.6%
Air China, Ltd. H Shares(b)	49,583,900	45,815,899
Electrical Equipment: 1.5%
China High Speed Transmission Equipment Group Co., Ltd.	26,293,000	42,058,859
Industrial Conglomerates: 0.9%
NWS Holdings, Ltd.	16,525,914	25,279,835
Construction & Engineering: 0.7%
China Railway Construction Corp., Ltd. H Shares	20,975,500	21,815,318
Total Industrials		360,871,644

CONSUMER STAPLES: 11.5%
Food & Staples Retailing: 4.1%
Lianhua Supermarket Holdings Co., Ltd. H Shares†	15,801,000	62,801,347
China Resources Enterprise, Ltd.	13,234,000	53,767,352
		116,568,699
Food Products: 4.1%
Tingyi (Cayman Islands) Holding Corp.	25,185,000	61,561,338
China Yurun Food Group, Ltd.	16,111,000	53,995,498
		115,556,836
Household & Personal Products: 1.7%
Hengan International Group Co., Ltd.	6,610,500	49,020,088
Beverages: 1.6%
Tsingtao Brewery Co., Ltd. H Shares	9,707,000	46,240,842
Total Consumer Staples		327,386,465

	Shares	Value
COMMON EQUITIES: CHINA/HONG KONG: (continued)
ENERGY: 8.0%
Oil, Gas & Consumable Fuels: 6.1%
CNOOC, Ltd.	32,433,000	$81,958,921
China Shenhua Energy Co., Ltd. H Shares	12,503,000	58,848,654
China Petroleum & Chemical Corp. (Sinopec) H Shares	32,904,000	32,855,117
		173,662,692
Energy Equipment & Services: 1.9%
China Oilfield Services, Ltd. H Shares	24,186,000	54,620,831
Total Energy		228,283,523

UTILITIES: 5.3%
Electric Utilities: 2.6%
Cheung Kong Infrastructure Holdings, Ltd.	15,431,500	72,910,900
Gas Utilities: 1.9%
Hong Kong & China Gas Co., Ltd.	23,045,653	55,292,938
Independent Power Producers & Energy Traders: 0.8%
China Longyuan Power Group Corp. H Shares(b)	19,836,000	21,309,268
Total Utilities		149,513,106

TELECOMMUNICATION SERVICES: 4.3%
Wireless Telecommunication Services: 2.8%
China Mobile, Ltd.	6,223,583	57,449,884
China Mobile, Ltd. ADR	489,600	22,639,104
		80,088,988
Diversified Telecommunication Services: 1.5%
China Communications Services Corp., Ltd. H Shares	68,376,000	41,586,098
Total Telecommunication Services		121,675,086

HEALTH CARE: 2.2%
Health Care Providers & Services: 1.4%
Sinopharm Group Co., Ltd. H Shares	10,978,400	38,932,110
Health Care Equipment & Supplies: 0.8%
Mindray Medical International, Ltd. ADR(b)	973,268	24,526,354
Total Health Care		63,458,464

TOTAL INVESTMENTS: 99.2% (Cost $1,999,262,043)(c)		2,821,771,902

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		21,730,294

NET ASSETS: 100.0%		$2,843,502,196

(a)	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).
(b)	Non-income producing security.
(c)	Cost for federal income tax purposes is $2,001,744,160 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$885,760,595
	Gross unrealized depreciation	(65,732,853)
	Net unrealized appreciation	$820,027,742

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)
ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	March 31, 2011
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: 93.6%
FINANCIALS: 25.5%
Commercial Banks: 15.8%
Allahabad Bank	5,969,668	$30,755,269
ICICI Bank, Ltd.	1,195,000	29,910,506
Axis Bank, Ltd.	815,032	25,657,196
Corporation Bank	1,719,331	24,528,274
HDFC Bank, Ltd.	403,033	21,200,919
Oriental Bank of Commerce	2,400,124	20,938,855
HDFC Bank, Ltd. ADR	107,227	18,222,156
ICICI Bank, Ltd. ADR	178,283	8,883,842
		180,097,017
Diversified Financial Services: 3.7%
Kotak Mahindra Bank, Ltd.	2,150,000	22,073,719
Infrastructure Development Finance Co., Ltd.	5,911,855	20,494,961
		42,568,680
Consumer Finance: 2.4%
Shriram Transport Finance Co., Ltd.	1,497,977	26,738,192

Real Estate Management & Development: 1.9%
Ascendas India Trust	29,043,000	22,004,018

Thrifts & Mortgage Finance: 1.7%
Housing Development Finance Corp.	1,225,000	19,261,576
Total Financials		290,669,483

INDUSTRIALS: 17.1%
Machinery: 6.5%
Ashok Leyland, Ltd.	19,011,277	24,235,701
Jain Irrigation Systems, Ltd.	5,680,635	22,788,779
Thermax, Ltd.	1,078,128	14,575,701
AIA Engineering, Ltd.	1,599,541	12,494,677
		74,094,858
Electrical Equipment: 3.1%
Crompton Greaves, Ltd.	5,857,500	35,825,387

Road & Rail: 3.0%
Container Corp. of India, Ltd.	1,260,386	33,916,946

Construction & Engineering: 1.6%
Larsen & Toubro, Ltd.	501,660	18,582,625

Industrial Conglomerates: 1.5%
MAX India, Ltd.(a)	4,813,102	17,241,687

Transportation Infrastructure: 1.4%
Gujarat Pipavav Port, Ltd.(a)	10,700,000	15,367,979
Total Industrials		195,029,482

INFORMATION TECHNOLOGY: 10.6%
IT Services: 6.0%
CMC, Ltd.	557,827	26,036,930
Infosys Technologies, Ltd.	341,281	24,805,339
Infosys Technologies, Ltd. ADR	238,179	17,077,434
		67,919,703
Internet Software & Services: 2.6%
Info Edge India, Ltd.	2,013,454	30,293,238

Software: 2.0%
Polaris Software Lab, Ltd.	4,300,318	18,210,899
Financial Technologies India, Ltd.	240,752	4,663,339
		22,874,238
Total Information Technology		121,087,179

CONSUMER DISCRETIONARY: 10.6%
Media: 5.0%
Sun TV Network, Ltd.	2,620,127	26,395,158
Jagran Prakashan, Ltd.	5,908,207	17,037,682
Dish TV India, Ltd.(a)	4,737,097	7,127,687
HT Media, Ltd.	1,768,943	5,928,210
		56,488,737
Auto Components: 4.0%
Exide Industries, Ltd.	14,001,491	45,038,993

Textiles, Apparel & Luxury Goods: 1.6%
Titan Industries, Ltd.	219,691	18,776,573
Total Consumer Discretionary		120,304,303

CONSUMER STAPLES: 7.9%
Personal Products: 4.8%
Emami, Ltd.	3,152,712	28,321,032
Dabur India, Ltd.	12,279,430	26,461,559
		54,782,591
Tobacco: 3.1%
ITC, Ltd.	8,730,000	35,648,234
Total Consumer Staples		90,430,825

MATERIALS: 7.5%
Chemicals: 5.8%
Asian Paints, Ltd.	547,500	31,009,654
Castrol India, Ltd.	2,296,000	22,728,315
Grasim Industries, Ltd.	224,459	12,366,259
		66,104,228
Metals & Mining: 1.7%
NMDC, Ltd.	2,995,923	19,112,907
Total Materials		85,217,135

HEALTH CARE: 5.9%
Pharmaceuticals: 5.9%
Sun Pharmaceutical Industries, Ltd.	3,852,300	38,224,975
Glenmark Pharmaceuticals, Ltd.	2,698,091	17,164,445
Cipla India, Ltd.	1,627,714	11,740,200
Total Health Care		67,129,620

UTILITIES: 4.6%
Gas Utilities: 3.0%
Gail India, Ltd.	3,294,751	34,281,073

Electric Utilities: 1.6%
CESC, Ltd.	2,541,650	17,685,256
Total Utilities		51,966,329

ENERGY: 2.5%
Oil, Gas & Consumable Fuels: 2.5%
Reliance Industries, Ltd.	1,225,742	28,835,653
Total Energy		28,835,653

	Shares	Value
COMMON EQUITIES (continued)
TELECOMMUNICATION SERVICES: 1.4%
Wireless Telecommunication Services: 1.4%
Bharti Airtel, Ltd.	1,994,382	$15,983,678
Total Telecommunication Services		15,983,678
TOTAL COMMON EQUITIES (Cost $763,597,643)		1,066,653,687

	Face Amount
INTERNATIONAL BONDS: 6.2%
MATERIALS: 2.5%
Metals & Mining: 2.5%
Welspun Corp., Ltd., Cnv. 4.500%, 10/17/14	$17,200,000	17,673,000
Sesa Goa, Ltd., Cnv. 5.000%, 10/31/14	9,500,000	10,580,625
Total Materials		28,253,625

UTILITIES: 2.3%
Electric Utilities: 2.3%
Tata Power Co., Ltd., Cnv. 1.750%, 11/21/14	23,500,000	26,496,250
Total Utilities		26,496,250

TELECOMMUNICATION SERVICES: 1.1%
Wireless Telecommunication Services: 1.1%
Reliance Communications, Ltd., Cnv. 0.000%, 03/01/12	10,500,000	12,416,250
Total Telecommunication Services		12,416,250

INFORMATION TECHNOLOGY: 0.3%
Software: 0.3%
Financial Technologies India, Ltd., Cnv. 0.000%, 12/21/11	2,500,000	3,512,500
Total Information Technology		3,512,500
TOTAL INTERNATIONAL BONDS (Cost $71,557,152)		70,678,625

TOTAL INVESTMENTS: 99.8% (Cost $835,154,795)(b)		1,137,332,312

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.2%		2,239,710

NET ASSETS: 100.0%		$1,139,572,022

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $835,897,574 and net unrealized appreciation consists of:

	Gross unrealized appreciation	$322,378,905
	Gross unrealized depreciation	(20,944,167)
	Net unrealized appreciation	$301,434,738

ADR	American Depositary Receipt
Cnv.	Convertible

See accompanying notes to schedules of investments.

Matthews Japan Fund	March 31, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 96.6%
INDUSTRIALS: 21.1%
Machinery: 9.4%
Komatsu, Ltd.	56,300	$1,912,088
Ebara Corp.	301,000	1,606,684
Nabtesco Corp.	60,000	1,509,017
Kubota Corp.	132,000	1,244,145
Hoshizaki Electric Co., Ltd.	66,100	1,204,708
FANUC CORP.	6,400	968,694
The Japan Steel Works, Ltd.	106,000	829,598
EVA Precision Industrial Holdings, Ltd.	1,012,000	738,830
		10,013,764
Trading Companies & Distributors: 5.0%
ITOCHU Corp.	330,400	3,459,707
Marubeni Corp.	257,000	1,850,721
		5,310,428
Commercial Services & Supplies: 2.6%
JP-Holdings, Inc.	90,600	1,557,562
Oyo Corp.	120,900	1,180,221
		2,737,783
Electrical Equipment: 1.9%
Nidec Corp.	23,300	2,016,831

Construction & Engineering: 1.2%
Toshiba Plant Systems & Services Corp.	114,000	1,289,661

Marine: 1.0%
Mitsui OSK Lines, Ltd.	186,000	1,071,099
Total Industrials		22,439,566

CONSUMER DISCRETIONARY: 19.2%
Automobiles: 7.4%
Nissan Motor Co., Ltd.	363,200	3,222,428
Honda Motor Co., Ltd.	84,200	3,163,320
Yamaha Motor Co., Ltd.(b)	81,600	1,424,419
		7,810,167
Specialty Retail: 4.6%
Fast Retailing Co., Ltd.	17,300	2,165,100
Asahi Co., Ltd.	81,300	1,446,550
Point, Inc.	31,730	1,327,487
		4,939,137
Household Durables: 4.6%
Rinnai Corp.	30,200	2,004,136
Sony Corp.	47,500	1,521,279
HAJIME CONSTRUCTION Co., Ltd.	56,900	1,327,074
		4,852,489
Auto Components: 1.1%
Koito Manufacturing Co., Ltd.	70,000	1,121,784

Internet & Catalog Retail: 0.9%
Dena Co., Ltd.	27,800	1,004,316

Diversified Consumer Services: 0.6%
Benesse Holdings, Inc.	16,100	659,059
Total Consumer Discretionary		20,386,952

INFORMATION TECHNOLOGY: 16.3%
Electronic Equipment, Instruments & Components: 7.6%
Kyocera Corp.	22,000	2,229,622
Hamamatsu Photonics, K.K.	40,100	1,588,477
Murata Manufacturing Co., Ltd.	21,900	1,577,074
Nippon Electric Glass Co., Ltd.	105,000	1,487,016
Keyence Corp.	4,497	1,151,011
		8,033,200
Internet Software & Services: 2.9%
Kakaku.com, Inc.	293	1,632,670
Gree, Inc.	83,200	1,395,335
		3,028,005
IT Services: 2.2%
GMO Payment Gateway, Inc.	654	2,382,327

Semiconductors & Semiconductor Equipment: 1.4%
Elpida Memory, Inc.(b)	118,400	1,524,482

Computers & Peripherals: 1.4%
Toshiba Corp.	304,000	1,487,473

Software: 0.8%
Nintendo Co., Ltd.	3,200	864,439
Total Information Technology		17,319,926

FINANCIALS: 14.0%
Diversified Financial Services: 6.0%
ORIX Corp.	35,490	3,323,721
Osaka Securities Exchange Co., Ltd.	357	1,791,867
IBJ Leasing Co., Ltd.	52,100	1,252,705
		6,368,293
Real Estate Management & Development: 2.8%
Goldcrest Co., Ltd.	81,050	1,590,209
Kenedix, Inc.(b)	6,656	1,350,725
		2,940,934
Capital Markets: 1.6%
Jafco Co., Ltd.	47,400	1,219,476
Nomura Holdings, Inc.	98,500	515,118
		1,734,594
Real Estate Investment Trusts: 1.3%
United Urban Investment Corp., REIT	1,102	1,392,404

Insurance: 1.2%
Anicom Holdings, Inc.(b)	35,600	1,271,123

Commercial Bank: 1.1%
Mitsubishi UFJ Financial Group, Inc.	263,100	1,214,600
Total Financials		14,921,948

CONSUMER STAPLES: 6.5%
Food & Staples Retailing: 1.8%
Daikokutenbussan Co., Ltd.	60,700	1,947,683

Tobacco: 1.6%
Japan Tobacco, Inc.	483	1,744,909

Household Products: 1.6%
Pigeon Corp.	53,500	1,674,850

Food Products: 1.5%
Hokuto Corp.	70,200	1,581,568
Total Consumer Staples		6,949,010

	Shares	Value
COMMON EQUITIES (continued)
HEALTH CARE: 6.5%
Health Care Equipment & Supplies: 3.7%
Asahi Intecc Co., Ltd.	86,000	$1,793,821
Sysmex Corp.	35,800	1,266,213
Mani, Inc.	27,500	942,234
		4,002,268
Health Care Providers & Services: 1.7%
Ship Healthcare Holdings, Inc.	142,600	1,794,929

Pharmaceuticals: 1.1%
Eisai Co., Ltd.	21,100	756,942
Otsuka Holdings Co., Ltd.	15,600	385,405
		1,142,347
Total Health Care		6,939,544

MATERIALS: 5.7%
Chemicals: 4.3%
Denki Kagaku Kogyo, K.K.	315,000	1,552,657
Kanto Denka Kogyo Co., Ltd.	141,000	1,047,584
JSR Corp.	52,000	1,043,376
Kansai Paint Co., Ltd.	107,000	927,470
		4,571,087
Metals & Mining: 1.4%
Hitachi Metals, Ltd.	116,000	1,461,505
Total Materials		6,032,592

TELECOMMUNICATION SERVICES: 5.6%
Wireless Telecommunication Services: 5.6%
Softbank Corp.	51,900	2,071,508
KDDI Corp.	311	1,925,523
NTT DoCoMo, Inc.	1,085	1,907,033
Total Telecommunication Services		5,904,064

ENERGY: 1.7%
Oil, Gas & Consumable Fuels: 1.7%
JX Holdings, Inc.	262,300	1,765,905
Total Energy		1,765,905

TOTAL INVESTMENTS: 96.6% (Cost $92,641,807)(c)		102,659,507

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.4%		3,576,847

NET ASSETS: 100.0%		$106,236,354

(a)                                                Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                               Non-income producing security.

(c)                                                Cost for federal income tax purposes is $92,699,234 and net unrealized appreciation consists of:

Gross unrealized appreciation	$14,756,949
Gross unrealized depreciation	(4,796,676)
Net unrealized appreciation	$9,960,273

REIT                                   Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Korea Fund	March 31, 2011
Schedule of Investments (unaudited)

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: 94.5%
CONSUMER DISCRETIONARY: 22.5%
Automobiles: 6.4%
Kia Motors Corp.	118,890	$7,478,381
Hyundai Motor Co.	22,590	4,180,473
		11,658,854
Hotels, Restaurants & Leisure: 4.5%
Shinsegae Food Co., Ltd.	43,722	3,415,812
Modetour Network, Inc.	93,634	2,949,136
Grand Korea Leisure Co., Ltd.	125,430	1,892,398
		8,257,346
Auto Components: 4.2%
Hyundai Mobis	16,724	4,993,035
Hankook Tire Co., Ltd.	79,330	2,592,625
		7,585,660
Media: 2.4%
Cheil Worldwide, Inc.	180,720	2,388,842
CJ CGV Co., Ltd.	84,200	1,988,040
		4,376,882
Multiline Retail: 2.1%
Hyundai Department Store Co., Ltd.	28,674	3,711,845

Internet & Catalog Retail: 1.7%
Hyundai Home Shopping Network Corp.	27,944	3,095,124

Household Durables: 1.2%
LG Electronics, Inc.	22,871	2,189,211
Total Consumer Discretionary		40,874,922

INFORMATION TECHNOLOGY: 20.3%
Semiconductors & Semiconductor Equipment: 12.4%
Samsung Electronics Co., Ltd.	26,644	22,637,502

Electronic Equipment, Instruments & Components: 4.0%
LG Display Co., Ltd. ADR	186,700	2,936,791
Samsung Electro-Mechanics Co., Ltd.	20,541	2,200,253
Uju Electronics Co., Ltd.	80,270	2,078,188
		7,215,232
Internet Software & Services: 3.3%
NHN Corp.(a)	17,843	3,114,941
Daum Communications Corp.	32,019	2,860,533
		5,975,474
Software: 0.6%
Neowiz Games Corp.(a)	25,141	1,152,826
Total Information Technology		36,981,034

FINANCIALS: 18.8%
Commercial Banks: 8.0%
Shinhan Financial Group Co., Ltd.	132,948	6,041,714
KB Financial Group, Inc.	100,030	5,243,379
Hana Financial Group, Inc.	73,410	3,175,445
		14,460,538
Insurance: 6.6%
Dongbu Insurance Co., Ltd.(a)	119,090	5,439,089
Samsung Fire & Marine Insurance Co., Ltd.(a)	19,200	4,244,496
Hyundai Marine & Fire Insurance Co., Ltd.(a)	85,560	2,386,741
		12,070,326
Capital Markets: 3.3%
Kiwoom Securities Co., Ltd.(a)	69,758	3,777,406
Samsung Securities Co., Ltd.(a)	30,702	2,255,874
		6,033,280
Diversified Financial Services: 0.9%
NICE Information Service Co., Ltd.	62,489	1,674,804
Total Financials		34,238,948

MATERIALS: 10.4%
Chemicals: 6.6%
LG Chem, Ltd.	13,423	5,628,862
OCI Materials Co., Ltd.	23,728	2,902,865
Hyosung Corp.	27,709	2,222,883
KPX Chemical Co., Ltd.	23,837	1,199,510
		11,954,120
Metals & Mining: 3.8%
POSCO ADR	50,300	5,748,787
Poongsan Corp.	28,750	1,212,168
		6,960,955
Total Materials		18,915,075

INDUSTRIALS: 7.5%
Construction & Engineering: 3.9%
Samsung Engineering Co., Ltd.	16,905	3,220,881
Hyundai Engineering & Construction Co., Ltd.	37,341	2,696,027
HanmiParsons Co., Ltd.	120,600	1,198,359
		7,115,267
Electrical Equipment: 1.3%
LS Corp.	24,300	2,436,756

Commercial Services & Supplies: 1.1%
KEPCO Plant Service & Engineering Co., Ltd.	58,488	2,063,436

Industrial Conglomerates: 1.0%
Samsung Techwin Co., Ltd.	23,864	1,736,038

Building Products: 0.2%
LG Hausys, Ltd.	5,441	369,529
Total Industrials		13,721,026

CONSUMER STAPLES: 6.5%
Household Products: 1.8%
LG Household & Health Care, Ltd.	8,654	3,246,384

Personal Products: 1.6%
Amorepacific Corp.	3,041	2,896,983

Food Products: 1.5%
Orion Corp.	7,399	2,660,928

Food & Staples Retailing: 0.8%
Shinsegae Co., Ltd.	6,503	1,547,275

Tobacco: 0.8%
KT&G Corp.	27,863	1,450,364
Total Consumer Staples		11,801,934

TELECOMMUNICATION SERVICES: 3.5%
Wireless Telecommunication Services: 2.5%
SK Telecom Co., Ltd.	15,490	2,308,779

	Shares	Value
COMMON EQUITIES: SOUTH KOREA: (continued)
SK Telecom Co., Ltd. ADR	119,700	$2,251,557
		4,560,336
Diversified Telecommunication Services: 1.0%
KT Corp.	48,404	1,716,501
Total Telecommunication Services		6,276,837

HEALTH CARE: 2.7%
Pharmaceuticals: 2.7%
Yuhan Corp.	18,868	2,545,662
Dong-A Pharmaceutical Co., Ltd.	23,682	2,417,963
Total Health Care		4,963,625

ENERGY: 2.3%
Oil, Gas & Consumable Fuels: 2.3%
SK Innovation Co., Ltd.	21,588	4,152,485
Total Energy		4,152,485
TOTAL COMMON EQUITIES (Cost $113,714,428)		171,925,886

PREFERRED EQUITIES: SOUTH KOREA: 3.5%
CONSUMER DISCRETIONARY: 2.4%
Automobiles: 2.4%
Hyundai Motor Co., Ltd., 2nd Pfd.	67,256	4,365,402
Total Consumer Discretionary		4,365,402

FINANCIALS: 1.1%
Insurance: 1.1%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.(a)	24,840	1,990,461
Total Financials		1,990,461
TOTAL PREFERRED EQUITIES (Cost $4,121,415)		6,355,863

TOTAL INVESTMENTS: 98.0% (Cost $117,835,843)(b)		178,281,749

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		3,677,176

NET ASSETS: 100.0%		$181,958,925

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $118,293,364 and net unrealized appreciation consists of:

Gross unrealized appreciation	$62,205,292
Gross unrealized depreciation	(2,216,907)
Net unrealized appreciation	$59,988,385

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	March 31, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 97.4%
CHINA/ HONG KONG: 30.6%
Xinyi Glass Holdings Co., Ltd.	7,646,000	$7,943,434
Comba Telecom Systems Holdings, Ltd.	6,735,010	7,877,859
Towngas China Co., Ltd.	14,802,000	7,702,494
Fook Woo Group Holdings, Ltd.(b)	22,222,000	7,591,736
KWG Property Holding, Ltd.	9,002,000	7,271,015
Vinda International Holdings, Ltd.	7,277,000	7,170,396
Hengdeli Holdings, Ltd.	13,304,000	7,011,379
Yip’s Chemical Holdings, Ltd.	6,362,000	7,009,983
Singamas Container Holdings, Ltd.(b)	14,388,000	6,008,376
Xingda International Holdings, Ltd.	6,063,000	5,664,627
PCD Stores Group, Ltd.	20,344,900	5,563,285
Minth Group, Ltd.	3,288,000	5,506,834
Dalian Port PDA Co., Ltd. H Shares	13,262,000	5,304,357
Kingdee International Software Group Co., Ltd.	8,438,000	5,297,103
Trinity, Ltd.	5,316,000	4,937,821
Zhuzhou CSR Times Electric Co., Ltd. H Shares	1,286,000	4,884,516
AAC Acoustic Technologies Holdings, Inc.	1,748,000	4,705,310
Silver Base Group Holdings, Ltd.	5,602,000	4,285,287
Lee’s Pharmaceutical Holdings, Ltd.	9,805,000	3,588,733
Ming Fai International Holdings, Ltd.	9,922,000	3,529,675
International Mining Machinery Holdings, Ltd.(b)	3,586,000	3,147,108
Wasion Group Holdings, Ltd.	5,652,000	3,038,322
China Kanghui Holdings, Inc. ADR(b)	171,600	3,004,716
Longtop Financial Technologies, Ltd. ADR(b)	80,322	2,523,717
TAL Education Group ADR(b)	210,289	2,298,459
Total China/ Hong Kong		132,866,542

INDIA: 19.0%
GlaxoSmithKline Consumer Healthcare, Ltd.	156,874	7,901,391
Gujarat Pipavav Port, Ltd.(b)	5,348,673	7,682,083
Ipca Laboratories, Ltd.	1,106,851	7,460,913
CMC, Ltd.	126,007	5,881,457
Castrol India, Ltd.	564,887	5,591,868
Federal Bank, Ltd.	582,116	5,463,497
CRISIL, Ltd.	36,912	5,225,455
Exide Industries, Ltd.	1,529,862	4,921,150
Jyothy Laboratories, Ltd.	890,075	4,390,997
AIA Engineering, Ltd.	540,197	4,219,702
Usha Martin, Ltd.	3,228,624	4,133,971
Thermax, Ltd.	287,575	3,887,857
Page Industries, Ltd.	105,710	3,858,255
Bajaj Electricals, Ltd.	717,688	3,773,917
Emami, Ltd.	410,721	3,689,535
Sun TV Network, Ltd.	210,399	2,119,559
India Infoline, Ltd.	1,268,196	2,108,683
Total India		82,310,290

TAIWAN: 15.8%
St. Shine Optical Co., Ltd.	1,089,492	13,411,868
Pacific Hospital Supply Co., Ltd.(b)	1,965,967	7,955,727
Chroma ATE, Inc.	2,450,078	7,915,169
TXC Corp.	3,831,799	7,114,625
Synnex Technology International Corp.	3,036,523	7,083,654
Wah Lee Industrial Corp.	3,553,000	7,007,770
Simplo Technology Co., Ltd.	1,075,100	6,727,030
Formosa International Hotels Corp.	362,470	6,175,419
Richtek Technology Corp.	755,550	5,228,586
Total Taiwan		68,619,848

SOUTH KOREA: 13.2%
Dongbu Insurance Co., Ltd.(b)	182,220	8,322,368
OCI Materials Co., Ltd.	58,681	7,178,987
Pyeong Hwa Automotive Co., Ltd.	390,988	6,843,493
Cheil Worldwide, Inc.	443,955	5,868,406
POSCO Chemtech Co., Ltd.	42,603	5,534,370
Korea Zinc Co., Ltd.	14,475	5,265,076
Modetour Network, Inc.	163,071	5,136,153
Kiwoom Securities Co., Ltd.(b)	91,576	4,958,854
KEPCO Plant Service & Engineering Co., Ltd.	132,587	4,677,621
Sung Kwang Bend Co., Ltd.	240,505	3,617,606
Total South Korea		57,402,934

SINGAPORE: 6.0%
SATS, Ltd.	3,098,000	6,168,965
CSE Global, Ltd.	6,045,000	6,042,602
Keppel Land, Ltd.	1,223,000	4,356,422
Amtek Engineering, Ltd.(b)	3,860,000	3,889,092
Ascendas India Trust	4,584,000	3,473,003
Armstrong Industrial Corp., Ltd.	7,008,000	2,223,879
Total Singapore		26,153,963

MALAYSIA: 5.8%
Dialog Group BHD	9,295,638	7,120,390
Alliance Financial Group BHD	6,771,700	7,087,508
KFC Holdings Malaysia BHD	4,755,560	5,731,009
KPJ Healthcare BHD	3,840,700	5,072,324
Total Malaysia		25,011,231

THAILAND: 3.5%
Dynasty Ceramic Public Co., Ltd.	3,845,800	6,770,999
Tisco Financial Group Public Co., Ltd.	4,451,400	5,739,944
Quality Houses Public Co., Ltd.	38,423,900	2,871,153
Total Thailand		15,382,096

INDONESIA: 3.5%
PT Nippon Indosari Corpindo(b)	17,996,000	5,838,496
PT Jasa Marga	13,780,500	5,380,844
PT Bank Tabungan Pensiunan Nasional(b)	13,875,000	3,983,635
Total Indonesia		15,202,975

Value

TOTAL INVESTMENTS: 97.4%
(Cost $373,561,516)(c)	$422,949,879

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.6%	11,198,555

NET ASSETS: 100.0%	$434,148,434

(a)                                  Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                 Non-income producing security.

(c)                                  Cost for federal income tax purposes is $373,653,597 and net unrealized appreciation consists of:

Gross unrealized appreciation	$63,437,605
Gross unrealized depreciation	(14,141,323)
Net unrealized appreciation	$49,296,282

ADR       American Depositary Receipt

BHD       Berhad

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	March 31, 2011
Schedule of Investments(a) (unaudited)

	Shares	Value
COMMON EQUITIES: 98.8%
CHINA/ HONG KONG: 30.2%
Baidu, Inc. ADR(b)	104,000	$14,332,240
AAC Acoustic Technologies Holdings, Inc.	1,282,000	3,450,920
Kingdee International Software Group Co., Ltd.	5,380,000	3,377,390
China Mobile, Ltd. ADR	69,900	3,232,176
Spreadtrum Communications, Inc. ADR(b)	173,000	3,209,150
ZTE Corp. H Shares	678,120	3,147,104
Digital China Holdings, Ltd.	1,652,000	3,115,668
Sunny Optical Technology Group Co., Ltd.	8,893,000	2,905,799
Sinopharm Group Co., Ltd. H Shares	749,200	2,656,848
Ctrip.com International, Ltd. ADR(b)	63,426	2,631,545
Longtop Financial Technologies, Ltd. ADR(b)	79,650	2,502,603
Kingboard Laminates Holdings, Ltd.	2,968,500	2,476,279
EVA Precision Industrial Holdings, Ltd.	2,752,000	2,009,150
China Communications Services Corp., Ltd. H Shares	3,098,000	1,884,195
Mindray Medical International, Ltd. ADR(b)	65,400	1,648,080
Sina Corp.(b)	14,300	1,530,672
Tencent Holdings, Ltd.	23,900	582,037
China Kanghui Holdings, Inc. ADR(b)	23,700	414,987
Total China/ Hong Kong		55,106,843

JAPAN: 22.0%
Omron Corp.	153,900	4,325,778
Canon, Inc.	91,800	3,995,143
Hamamatsu Photonics, K.K.	94,400	3,739,457
Toshiba Corp.	736,000	3,601,250
Nabtesco Corp.	142,100	3,573,854
Murata Manufacturing Co., Ltd.	49,100	3,535,814
Kakaku.com, Inc.	632	3,521,664
Ibiden Co., Ltd.	97,600	3,082,414
Keyence Corp.	11,300	2,892,246
SMC Corp.	17,400	2,863,741
Asahi Intecc Co., Ltd.	126,900	2,646,928
FANUC CORP.	16,400	2,482,279
Total Japan		40,260,568

SOUTH KOREA: 18.2%
Samsung Electronics Co., Ltd.	10,310	8,759,670
LG Chem, Ltd.	9,048	3,794,230
NHN Corp.(b)	20,609	3,597,815
LG Display Co., Ltd. ADR	207,900	3,270,267
Samsung Electro-Mechanics Co., Ltd.	30,395	3,255,766
OCI Materials Co., Ltd.	25,913	3,170,176
SK Telecom Co., Ltd. ADR	134,200	2,524,302
Uju Electronics Co., Ltd.	83,893	2,171,987
JVM Co., Ltd.(b)	57,042	1,742,018
Kiwoom Securities Co., Ltd.(b)	17,121	927,105
Total South Korea		33,213,336

TAIWAN: 17.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,844,933	4,429,370
Hon Hai Precision Industry Co., Ltd.	1,263,893	4,426,946
St. Shine Optical Co., Ltd.	349,000	4,296,261
HTC Corp.	92,200	3,605,666
TXC Corp.	1,838,098	3,412,856
Synnex Technology International Corp.	1,352,447	3,155,012
Delta Electronics, Inc.	757,000	2,999,014
Simplo Technology Co., Ltd.	452,800	2,833,224
Richtek Technology Corp.	219,308	1,517,664
Chroma ATE, Inc.	452,000	1,460,221
Total Taiwan		32,136,234

INDIA: 5.8%
Infosys Technologies, Ltd.	53,880	3,916,162
Info Edge India, Ltd.	230,887	3,473,789
Exide Industries, Ltd.	698,480	2,246,820
Sun TV Network, Ltd.	96,145	968,565
Total India		10,605,336

UNITED STATES: 2.1%
Cognizant Technology Solutions Corp., Class A(b)	47,000	3,825,800
Total United States		3,825,800

INDONESIA: 1.4%
PT Telekomunikasi Indonesia ADR	78,200	2,625,956
Total Indonesia		2,625,956

MALAYSIA: 1.0%
KPJ Healthcare BHD	1,392,300	1,838,778
Total Malaysia		1,838,778

VIETNAM: 0.5%
FPT Corp.	350,730	840,733
Total Vietnam		840,733

TOTAL INVESTMENTS: 98.8%
(Cost $137,794,067)(c)		180,453,584

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		2,268,663

NET ASSETS: 100.0%		$182,722,247

(a)                                  Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

(b)                                 Non-income producing security.

(c)                                  Cost for federal income tax purposes is $138,138,432 and net unrealized appreciation consists of:

Gross unrealized appreciation	$48,713,338
Gross unrealized depreciation	(6,398,186)
Net unrealized appreciation	$42,315,152

ADR       American Depositary Receipt

BHD       Berhad

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A. SECURITY VALUATION: The Matthews Asia Funds’ (each a “Fund, collectively the “Funds”) equity securities are valued based on market quotations, or at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) when no market quotations are available or when market quotations have become unreliable. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the New York Stock Exchange (“NYSE”). Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of equity securities.

Market values for equity securities are determined based on quotations from the principal (or most advantageous) market on which the security is traded. Market quotations used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or by securities dealers in accordance with procedures established by the Board.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ Pricing Policies.  When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV differ from any quoted or published prices for the same securities for that day.  All fair value determinations are made subject to the Board’s oversight.  Events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. If the Funds believe that such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value. The fair value of a security held by the Funds may be determined using the services of third-party pricing services retained by the Funds or by the Valuation Committee, in either case subject to the Board’s oversight.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B. FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under  generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). Various inputs are used in determining the fair value of investments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of March 31, 2011, Level 3 Securities consist mostly of international bonds that trade in over-the-counter markets. As described in Note A, these securities are valued using indicative bid and ask quotations from bond dealers and market makers, or on their fair value as determined under the direction of the Board. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 Securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2011 is as follows:

	Matthews Asian
	Growth and	Matthews Asia	Matthews Asia	Matthews Pacific
	Income Fund	Dividend Fund	Pacific Fund	Tiger Fund
Level 1: Quoted Prices
Common Equities:
Australia	$147,693,762	$230,578,830	$14,256,653	$—
China/Hong Kong	41,870,320	100,779,807	29,025,588	474,631,970
India	54,463,092	—	10,875,992	783,832,385
Indonesia	77,339,714	96,966,147	19,568,656	443,463,533
Japan	361,532,279	454,548,711	122,971,586	—
Malaysia	246,086,339	8,688,644	7,176,368	268,419,466
Philippines	44,457,820	34,979,346	—	92,531,462
Singapore	389,294,681	112,161,598	13,327,441	109,422,717
South Korea	197,050,366	187,912,787	7,309,700	953,299,000
Taiwan	234,287,264	235,794,343	19,849,095	458,658,614
Thailand	55,645,179	56,334,766	—	209,172,072
United Kingdom	102,581,249	65,671,574	—	—
Vietnam	66,562,379	—	3,657,336	28,235,661
Preferred Equities:
South Korea	102,814,658	—	6,690,130	—
Warrants:
India	13,075,605	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
China/Hong Kong	684,741,191	442,449,276	54,849,322	1,112,458,062
Singapore	71,759,223	—	—	—
Thailand	173,289,347	125,423,063	7,938,866	169,211,585
United Kingdom	—	2,659,337	—	—
Level 3: Significant Unobservable Inputs
International Bonds	704,073,439	4,770,377	—	—
Total Market Value of Investments	$3,768,617,907	$2,159,718,606	$317,496,733	$5,103,336,527

	Matthews China	Matthews	Matthews	Matthews	Matthews
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$573,207	$136,379,145	$120,304,303	$20,386,952	$40,874,922
Consumer Staples	1,309,020	—	90,430,825	6,949,010	11,801,934
Energy	1,698,487	—	28,835,653	1,765,905	4,152,485
Financials	4,012,808	55,093,176	290,669,483	14,921,948	34,238,948
Health Care	1,034,057	24,526,354	67,129,620	6,939,544	4,963,625
Industrials	—	—	195,029,482	21,700,736	13,721,026
Information Technology	3,797,005	93,270,521	121,087,179	17,319,926	36,981,034
Materials	1,254,825	—	85,217,135	6,032,592	18,915,075
Telecommunication Services	3,929,000	22,639,104	15,983,678	5,904,064	6,276,837
Utilities	—	—	51,966,329	—	—
Preferred Equities:
Consumer Discretionary	—	—	—	—	4,365,402
Financials	—	—	—	—	1,990,461
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	6,578,508	509,895,033	—	—	—
Consumer Staples	703,434	327,386,465	—	—	—
Energy	625,999	228,283,523	—	—	—
Financials	4,314,394	463,653,007	—	—	—
Health Care	—	38,932,110	—	—	—
Industrials	3,950,979	360,871,644	—	738,830	—
Information Technology	1,798,852	312,292,732	—	—	—
Materials	1,046,760	—	—	—	—
Telecommunication Services	383,164	99,035,982	—	—	—
Utilities	4,600,264	149,513,106	—	—	—
Level 3: Significant Unobservable Inputs
International Bonds	—	—	70,678,625	—	—
Total Market Value of Investments	$41,610,763	$2,821,771,902	$1,137,332,312	$102,659,507	$178,281,749

	Matthews Asia	Matthews Asia
	Small Companies	Science and Technology
	Fund	Fund
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$7,826,892	$29,501,453
India	82,310,290	10,605,336
Indonesia	15,202,975	2,625,956
Japan	—	40,260,568
Malaysia	25,011,231	1,838,778
Singapore	26,153,963	—
South Korea	57,402,934	33,213,336
Taiwan	68,619,848	32,136,234
United States	—	3,825,800
Vietnam	—	840,733
Level 2: Other Significant Observable Inputs
Common Equities:
China/Hong Kong	125,039,650	25,605,390
Thailand	15,382,096	—
Total Market Value of Investments	$422,949,879	$180,453,584

Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.  Such fair valuations are categorized as Level 2 in the hierarchy.  Foreign securities that are valued based on market quotations are categorized as Level 1 in the hierarchy.  (See Note A Securities Valuation)  At March 31, 2011, the Funds utilized third party pricing services to fair value certain markets which were different than markets which utilized third party pricing services at December 31, 2010.  As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 2 into Level 1 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1

Matthews Asian Growth and Income Fund	$752,141,951	$233,582,688
Matthews Asia Dividend Fund	369,334,613	142,829,399
Matthews China Dividend Fund	23,781,882	—
Matthews Asia Pacific Fund	58,270,217	14,278,354
Matthews Pacific Tiger Fund	1,252,956,076	1,095,239,721
Matthews China Fund	2,610,426,873	—
Matthews Korea Fund	—	138,254,250
Matthews Asia Small Companies Fund	156,935,154	—
Matthews Asia Science and Technology Fund	24,511,092	21,526,224

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Matthews Asian
	Growth and	Matthews Asia	Matthews
	Income Fund	Dividend Fund	India Fund
	International Bonds	International Bonds	International Bonds
Balance as of 12/31/10 (market value)	$890,985,739	$4,869,165	$109,826,875
Accrued discounts/premiums	4,620,598	884	431,704
Realized gain/(loss)	8,989,461	—	6,096
Change in unrealized appreciation/depreciation	(43,086,155)	(99,672)	(1,160,300)
Purchases	50,090,571	—	—
Sales	(207,526,775)	—	(38,425,750)
Transfers into Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 3/31/11 (market value)	$704,073,439	$4,770,377	$70,678,625

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 3/31/11	$(17,781,213)	$(99,672)	$(1,160,301)

*  The Fund’s policy is to recognize transfers in and transfer out as of the beginning of the reporting period.

C. HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES:

The Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended March 31, 2011, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended March 31, 2011 is set forth below:

	Shares Held at	Shares	Shares	Shares Held at	Value at
	Dec. 31, 2010	Purchased	Sold	March 31, 2011	March 31, 2011
MATTHEWS ASIAN GROWTH AND INCOME FUND

Name of Issuer:
Citic Telecom International Holdings, Ltd.	110,763,000	21,468,000	—	132,231,000	$42,103,127
CyberLink Corp.	5,990,128	—	—	5,990,128	18,394,184
GS Home Shopping, Inc.†	430,049	—	131,114	298,935	—
I-CABLE Communications, Ltd.	128,079,000	—	2,307,000	125,772,000	12,909,539
Inspur International, Ltd.	299,510,000	—	—	299,510,000	18,654,288
SinoCom Software Group, Ltd.	83,028,000	5,458,000	558,000	87,928,000	9,495,677
Vitasoy International Holdings, Ltd.	51,771,000	—	—	51,771,000	42,247,686
Total Affiliates					$143,804,501

MATTHEWS ASIA DIVIDEND FUND

Name of Issuer:
CapitaRetail China Trust, REIT	30,418,000	2,750,000	—	33,168,000	$32,891,710
EPS Co., Ltd.	12,504	372	—	12,876	30,138,942
Pigeon Corp.	1,069,300	199,000	—	1,268,300	39,704,895
Shinko Plantech Co., Ltd.	2,555,600	—	—	2,555,600	29,586,954
TXC Corp.	15,450,000	3,272,000	—	18,722,000	34,761,743
Woongjin Thinkbig Co., Ltd.	1,475,030	554,840	—	2,029,870	31,087,849
Total Affiliates					$198,172,093

MATTHEWS PACIFIC TIGER FUND

Name of Issuer:
Cheil Worldwide, Inc.	6,291,350	175,000	550,000	5,916,350	$78,205,091
Green Cross Corp.	610,295	35,302	—	645,597	79,746,929
MegaStudy Co., Ltd.	398,753	—	2,341	396,412	61,036,498
Yuhan Corp.	584,137	1	—	584,138	78,811,636
Total Affiliates					$297,800,154

MATTHEWS CHINA FUND

Name of Issuer:
Kingdee International Software Group Co., Ltd.†	120,330,000	—	19,796,000	100,534,000	$—
Lianhua Supermarket Holdings Co., Ltd. H Shares	16,796,000	—	995,000	15,801,000	62,801,347
Total Affiliates					$62,801,347

†     Issuer was not an affiliated company as of March 31, 2011.

The Funds entered into transactions with JP Morgan Chase Bank, N.A., including its subsidiaries and affiliates (“JP Morgan”) acting as a broker-dealer in the purchase or sale of securities in market  transactions.  The aggregate value of such transactions with JP Morgan by the Funds in 2011 was $131,857.  In addition, pursuant to an Administrative Fee Agreement dated July 1, 2009, the Funds received certain administrative services from JP Morgan (including transmission of purchase and redemption orders in accordance with the Funds’ prospectus; maintenance of separate records for its clients; mailing of shareholder confirmations and periodic statements; processing dividend payments;  and shareholder information and support).  Pursuant to the agreement with JP Morgan, the Funds paid JP Morgan $318,464 for such services.

D. TAX INFORMATION: Under current tax law, capital and currency losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.  Post-October losses at fiscal year end December 31, 2010 were as follows:

	Post October Capital Losses	Post October Currency Losses
Matthews Asia Dividend Fund	$—	$82,207
Matthews China Dividend Fund	—	2,322
Matthews Asia Pacific Fund	—	55,869
Matthews Pacific Tiger Fund	—	2,215,610
Matthews China Fund	1,423,251	14,746
Matthews India Fund	3,173,623	270,782
Matthews Korea Fund	—	5,878
Matthews Asia Small Companies Fund	—	47,112

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2010, which expire in the year indicated, which are available to offset future capital gains, if any:

EXPIRING IN:	2,016	2,017	2,018	Total
Matthews Asia Pacific Fund	$8,369,439	$58,248,975	$—	$66,618,414
Matthews Pacific Tiger Fund	—	100,409,052	—	100,409,052
Matthews India Fund	—	84,698,767	2,775,218	87,473,985
Matthews Japan Fund	30,079,024	44,032,426	—	74,111,450
Matthews Asia Science and Technology Fund	8,256,365	15,057,062	—	23,313,427

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 18, 2011

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 18, 2011

* Print the name and title of each signing officer under his or her signature.